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                                                           PROSPECTUS SUPPLEMENT

                                                           January 25, 2006

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Supplement dated
January 25, 2006 to
the Prospectus dated
April 29, 2005 of:

FOCUS EQUITY PORTFOLIO
[text]

Morgan Stanley Institutional Fund, Inc.

The following paragraph is hereby added to the section of the Prospectus entitled "Risks:"

     The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                  Statement of Additional Information Supplement

                                  January 25, 2006


Supplement dated                      Morgan Stanley Institutional Fund, Inc.
January 25, 2006 to the Statement
of Additional Information of Morgan
Stanley Institutional Fund, Inc.
dated April 29, 2005

                                      The last sentence of the fifth paragraph on page one is hereby deleted and replaced with the following sentence:

                                      The China Growth, Emerging Markets Debt,
                                      International Real Estate, Focus Equity,
                                      Global Franchise, MicroCap and U.S. Real
                                      Estate Portfolios are non-diversified
                                      portfolios.

                                      In addition, fundamental limitation number
                                      4 is hereby replaced with the following:

                                      (4) except with respect to the China
                                      Growth, Emerging Markets Debt,
                                      International Real Estate, Focus Equity,
                                      Global Franchise, MicroCap and U.S. Real
                                      Estate Portfolios, with respect to 75% to its total assets (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.